Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Current
China	54,719	13,298
Deferred
China	6,493	(20,846)
Income tax expenses (benefit)	$61,212	$(7,548)

Schedule of Reconciles the PRC Statutory Rate

The following table reconciles the PRC statutory rate to the Company’s effective tax rate:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25.0%	25.0%
Additional deduction of research and development expenses	7.9%	28.6%
Non-deductible expenses	2.0%	4.4%
Effect of PRC preferential tax rate	(3.5)%	(10.0)%
Adjustments in respect of current income tax of previous years	(1.0)%
Effect of different tax rates in the different tax jurisdictions	(35.3)%	(45.2)%
Effective tax rate	(4.7)%	2.8%

Schedule of Net Deferred Tax Assets and Liabilities

Components of net deferred tax assets and liabilities were as follows:

	As of June 30,	As of December 31,
	2025	2024
	(Unaudited)
Allowance for credit loss	$3,019	$2,421
Inventories valuation allowance	14,710	12,676
Operating lease liabilities	4,062	5,012
Deferred tax assets	21,791	20,109
Right-of-use asset	(4,802)	(5,720)
Depreciation	(245,978)	(235,940)
Deferred tax liabilities	(250,780)	(241,660)
Net deferred tax liabilities	$(228,989)	$(221,551)

Schedule of Movement of Net Deferred Tax Liabilities and Assets

The movement of net deferred tax liabilities and assets were as follows:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Balance at beginning of the period	$(221,551)	$(246,893)
(Provision) reversal	(6,493)	20,846
Foreign exchange difference	(945)	1,464
Balance at end of the period	$(228,989)	$(224,583)